Liquidity (Details) - USD ($)		12 Months Ended
	Jan. 20, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Cash and cash equivalents		$ 585,980,000	$ 116,033,000
Restricted cash		40,188,000
Payments on long-term debt		$ 110,832,000	$ 581,083,000	$ 41,833,000
Remaining borrowing capacity	$ 0
Senior Secured Credit Facility and 2013 Revolving Credit Facility
Debt Instrument [Line Items]
Payment of debt and amendment fees	$ 133,700,000